REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2025
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Schedule of revenues by types of sales

in € thousand	2025	2024	2023
Technical equipment and processes(1)	54,446	47,443	77,554
Spare Parts	7,767	8,976	9,722
Service(2)	4,117	3,971	1,781
Other	615	446	1,189
Total	66,945	60,836	90,246
(1)	Included within the “Technical equipment and processes” category is revenue from the sale and installation of machines, long-term development and extended warranties.
(2)	Included within the “Services” category is revenue from repair services, installations of modifications and inspections.

Schedule of changes to contract liabilities

in € thousand	2025	2024
Balance at January 1	11,284	17,931
Sales revenues included in contractual liabilities at the beginning of the period	(11,153)	(17,769)
Increase due to customer payments received	13,425	11,121
Balance at December 31	13,555	11,284

Summary of cost of sales included in cost types

in € thousand	2025	2024	2023
Personnel expenses	(17,983)	(17,545)	(16,690)
Material expenses	(24,911)	(21,821)	(35,767)
Depreciation/amortization	(3,006)	(5,209)	(4,904)
Other expenses	(5,028)	(4,217)	(6,488)
Total cost of sales	(50,928)	(48,791)	(63,849)